OTHER ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other current assets
Federal, provincial and other sales taxes receivable	$ 71,053,000	$ 36,400,000
Prepaid expenses	35,396,000	36,119,000
Insurance receivable	1,369,000	6,553,000
Receivables from employees	780,000	1,800,000
Retirement compensation arrangement plan refundable tax receivable		4,044,000
Other	8,395,000	8,061,000
Other current assets, total	116,993,000	92,977,000
Schedule of Available-for-sale Securities
Proceeds from available-for-sale securities	200,000	73,400,000	9,400,000
Gain on sale of available-for-sale securities	100,000	9,700,000	4,900,000
Estimated fair value	74,581,000	44,719,000
Other than temporary impairment loss on available-for-sale securities	34,272,000	12,732,000	8,569,000
Other assets
Deferred financing costs, less accumulated amortization	12,644,000	15,836,000
Accumulated amortization of non-current deferred financing costs	11,420,000	8,888,000
Other	7,559,000	7,291,000
Other assets non-current	66,394,000	55,838,000
Long-term ore in stockpile	46,191,000	32,711,000
Pinos Altos mine
Other assets
Long-term ore in stockpile	2,500,000	4,100,000
Creston Mascota deposit at Pinos Altos
Other assets
Long-term ore in stockpile	8,200,000	10,700,000
Kittila mine
Other assets
Long-term ore in stockpile	26,700,000	7,700,000
Meadowbank mine
Other assets
Long-term ore in stockpile	7,800,000	10,200,000
La India project
Other assets
Long-term ore in stockpile	1,000,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	30,583,000	4,352,000
Unrealized gains (losses) in accumulated other comprehensive loss	11,530,000	1,902,000
Estimated fair value	42,113,000	6,254,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	39,933,000	48,047,000
Unrealized gains (losses) in accumulated other comprehensive loss	(7,465,000)	(9,582,000)
Estimated fair value	32,468,000	38,465,000
Other than temporary impairment loss on available-for-sale securities	$ 34,300,000	$ 12,700,000	$ 8,600,000
Maximum duration of impairment for investments in available-for-sale securities	3 months